20. Restrictions on Cash and Due From Banks (Details Narrative) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Restricted Cash and Cash Equivalents Items [Line Items]
Contracted balances with other correspondent banks	$ 30,000	$ 30,000